PREMISES AND EQUIPMENT - Schedule of Premises and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	$ 314,650	$ 313,921
Less accumulated depreciation and amortization	125,570	120,881
Total premises and equipment	189,080	193,040
Depreciation	12,900	14,100	$ 15,400
Land and land improvements [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	49,016	49,402
Buildings [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	157,620	155,337
Furniture and fixtures [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	69,855	70,847
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	32,515	30,190
Construction in progress [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	$ 5,644	$ 8,145